EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2016
Investments In Affiliates Subsidiaries Associates And Joint Ventures [Abstract]
EQUITY METHOD INVESTMENTS

NOTE 12: EQUITY METHOD INVESTMENTS

The Group has investments that are accounted for using the equity method of accounting. The summarized financial information below represents an aggregation of the Group's non-subsidiary investees.

	2014	2015	2016
	Continuing Operations	Continuing Operations
	(EUR in millions)
Equity method investments	70	26	6
Revenue	127	55	54
Gross profit	31	11	10
Net earnings /(loss)	(7)	4	-
Group’s equity in net earnings	5	2	1
Balance Sheet data as at December 31
Current assets	90	57	37
Non-current assets	210	34	38
Current liabilities	28	12	11
Non-current liabilities	187	35	34
Net assets	85	44	30
Group’s equity in net assets	36	26	7

From January 1, 2016 NBG Funding Ltd is consolidated as 100% subsidiary due to the adoption of ASU 2015-02. The Group adopted the modified retrospective approach but due to the fact that in the previous periods NBG Funding Ltd was incorporated as a 100% equity method investment there was no impact to equity as of the beginning of the current period.